Share capital	6 Months Ended
Jun. 30, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

	June 30, 2022	December 31, 2021
	£	£
Issued and fully paid share capital
122,460,635 (2021: 120,886,527) Ordinary shares of £0.0005 each	61,230	60,443
Nil (2021: 324,121) Deferred shares of £0.01 each	—	3,241
	61,230	63,684

Shares authorised and issued (number)

	December 31, 2021	Exercise of share-based payment awards	Cancellation of deferred shares	June 30, 2022
Ordinary shares	120,886,527	1,574,108	—	122,460,635
Deferred shares	324,121	—	(324,121)	—
	121,210,648	1,574,108	(324,121)	122,460,635
14.Share capital (continued)

On June 27, 2022 the Company cancelled the 324,121 deferred shares outstanding at that date in exchange for consideration of £1, with the repurchase resulting in the creation of a capital redemption reserve at that date.

A total of 1,574,108 shares were issued upon the exercise of share-based payment awards during the six months ended June 30, 2022; see note 19 for further details.

Rights of share classes

Holders of ordinary shares are entitled to one vote per share at a show of hands meeting of the Company and one vote per share on a resolution on a poll taken at a meeting and on a written resolution. The deferred shares conveyed no voting rights to the shareholders prior to their repurchase.